CONSOLIDATED STATEMENTS OF INCOME BY FUNCTION - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 11,640,541	$ 9,362,521	$ 4,884,015
Cost of sales	(8,816,590)	(8,103,483)	(4,963,485)
Gross margin	2,823,951	1,259,038	(79,470)
Other income	148,641	154,286	227,331
Distribution costs	(587,272)	(426,599)	(291,820)
Administrative expenses	(683,311)	(576,429)	(439,494)
Other expenses	(532,801)	(531,575)	(535,824)
Gains/(losses) from restructuring activities	0	1,679,934	(2,337,182)
Other gains/(losses)	(91,043)	(347,077)	30,674
Income (loss) from operation activities	1,078,165	1,211,578	(3,425,785)
Financial income	125,356	1,052,295	21,107
Financial costs	(698,231)	(942,403)	(805,544)
Foreign exchange gains/(losses)	85,891	25,993	131,408
Result of indexation units	5,311	(1,412)	(5,393)
Income (loss) before taxes	596,492	1,346,051	(4,084,207)
Income tax (expense)/benefits	(14,942)	(8,914)	(568,935)
NET INCOME (LOSS) FOR THE YEAR	581,550	1,337,137	(4,653,142)
Income (loss) attributable to owners of the parent	581,831	1,339,210	(4,647,491)
Income (loss) attributable to non-controlling interest	$ (281)	$ (2,073)	$ (5,651)
EARNING (LOSS) PER SHARE
Basic earning (loss) per share (in dollars per share)	$ 0.000963	$ 0.013861	$ (7.663971)
Diluted earning (loss) per share (in Dollars per share)	$ 0.000963	$ 0.013592	$ (7.663971)